Summary of Significant Accounting Policies (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Summary Of Significant Accounting Policies Details Narrative
Percentage of accounts receivable from customers	100.00%	100.00%
Bad debt recorded
Percentage of revenue from customers	93.00%	96.00%
Research and development costs	279,791
Software development costs
Unamortized deferred maintenance fees, net	33,041	27,041
Short-term capital gains		(833)
Common stock equivalents outstanding	466,766	466,766
Accumulated Deficit	$ 13,881,992	$ 13,669,971